Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended	60 Months Ended	88 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000191032
Average Annual Return [Line Items]
Average Annual Return, Percent	3.55%		0.78%	2.11%
Without Sales Load [Member] | C000191033
Average Annual Return [Line Items]
Average Annual Return, Percent	3.21%		0.43%	1.76%
Without Sales Load [Member] | C000191034
Average Annual Return [Line Items]
Average Annual Return, Percent	3.81%		0.93%	2.27%
Without Sales Load [Member] | C000218089
Average Annual Return [Line Items]
Average Annual Return, Percent	4.37%	2.00%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.69%)		(1.96%)	(0.62%)
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.69%)		(1.96%)	(0.62%)
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.69%)		(1.96%)	(0.62%)
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.69%)	(2.19%)
Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.97%		1.01%	2.25%
Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.97%		1.01%	2.25%
Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.97%		1.01%	2.25%
Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.97%	0.93%